UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-5928

Smith Barney Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices)  (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP CORE FUND, INC.

FORM N-Q
SEPTEMBER 30, 2005

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.5% CONSUMER DISCRETIONARY — 14.3% Auto Components — 1.4%

43,123	Aftermarket Technology Corp. (a)*	$793,032
13,249	American Axle & Manufacturing Holdings Inc.	305,787
35,850	ArvinMeritor Inc. (a)	599,412
13,598	Modine Manufacturing Co. (a)	498,775
53,873	Tenneco Automotive Inc. *	943,316

	Total Auto Components	3,140,322

Distributors — 0.1%

13,397	Handleman Co. (a)	169,204

Diversified Consumer Services — 0.8%
43,728	Jackson Hewitt Tax Service Inc.	1,045,537
46,935	Sotheby's Holdings Inc., Class A Shares *	784,753

	Total Diversified Consumer Services	1,830,290

Hotels, Restaurants & Leisure — 2.6%
26,070	Argosy Gaming Co. *	1,225,029
48,900	Bluegreen Corp.	863,085
33,208	Dave & Buster's Inc. (a)*	443,327
32,444	Dominos Pizza Inc. (a)	756,594
31,100	Jack in the Box Inc *	930,201
96,562	Multimedia Games Inc (a)*	937,617
14,861	Pinnacle Entertainment Inc.	272,402
15,642	Speedway Motorsports Inc. (a)	568,274

	Total Hotels, Restaurants & Leisure	5,996,529

Household Durables — 1.9%
22,076	American Greetings Corp., Class A Shares (a)	604,882
15,744	Beazer Homes USA Inc. (a)	923,701
28,532	Jarden Corp. (a)*	1,171,809
31,600	Stanley Furniture Co. Inc.	827,604
12,938	WCI Communities Inc. (a)*	367,051
15,186	Yankee Candle Co. Inc. (a)	372,057

	Total Household Durables	4,267,104

Internet & Catalog Retail — 0.5%
46,542	Priceline.com Inc. (a)*	899,191
17,274	Stamps.com Inc. *	297,286

	Total Internet & Catalog Retail	1,196,477

Leisure Equipment & Products — 0.4%
27,522	Nautilus Inc. (a)	607,411
10,919	RC2 Corp. (a)*	368,625

	Total Leisure Equipment & Products	976,036

Media — 1.6%
61,964	Gray Television Inc. (a)	656,199
43,301	Mediacom Communications Corp., Class A Shares (a)*	319,561
46,900	Playboy Enterprises Inc., Class B Shares (a)*	661,290
5,441	R.H. Donnelley Corp. *	344,198
56,389	Radio One Inc., Class D Shares *	741,515
24,259	Scholastic Corp. (a)*	896,613

	Total Media	3,619,376

Multiline Retail — 0.2%
18,272	Tuesday Morning Corp. (a)	472,696

Specialty Retail — 4.0%
44,371	Aaron Rents Inc. (a)	938,447
51,862	Cabela's Inc., Class A Shares (a)*	952,705
115,642	Charming Shoppes Inc. (a)*	1,233,900
48,637	Escala Group Inc *	809,806
See Notes to Schedule of Investments. 1

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Specialty Retail - 4.0% (continued)
27,565	Guess? Inc. (a)*	$590,718
3,914	Guitar Center Inc. (a)*	216,092
27,956	Jos. A. Bank Clothiers Inc. (a)*	1,208,258
26,992	Lithia Motors Inc., Class A Shares (a)	782,228
56,712	Payless ShoeSource Inc. (a)*	986,789
48,948	Rent-Way Inc. (a)*	336,273
30,400	Select Comfort Corp. (a)*	607,392
21,400	Sports Authority Inc. (a)*	630,016

	Total Specialty Retail	9,292,624

Textiles, Apparel & Luxury Goods — 0.8%
21,346	Phillips-Van Heusen Corp.	662,153
51,889	Wolverine World Wide Inc.	1,092,263

	Total Textiles, Apparel & Luxury Goods	1,754,416

	TOTAL CONSUMER DISCRETIONARY	32,715,074

CONSUMER STAPLES — 2.8% Food & Staples Retailing — 1.5%
8,527	Central European Distribution Corp (a)*	363,165
45,876	Flowers Foods Inc	1,251,498
15,771	Longs Drug Stores Corp. (a)	676,418
28,101	Nash Finch Co. (a)	1,185,581

	Total Food & Staples Retailing	3,476,662

Food Products — 0.7%
12,920	Chiquita Brands International Inc. (a)	361,114
27,238	Gold Kist Inc. (a)*	532,503
15,419	John B. Sanfilippo & Son Inc. (a)*	269,832
12,741	Sanderson Farms Inc. (a)	473,456

	Total Food Products	1,636,905

Household Products — 0.3%
12,958	Central Garden and Pet Co. (a)*	586,350

Personal Products — 0.3%
21,743	Chattem Inc. (a)*	771,876

	TOTAL CONSUMER STAPLES	6,471,793

ENERGY — 6.9% Energy Equipment & Services — 3.1%
26,829	Cal Dive International Inc. (a)*	1,701,227
20,336	Dril-Quip Inc. (a)*	976,128
17,485	Lone Star Technologies (a)*	971,991
51,041	Superior Energy Services Inc. (a)*	1,178,537
23,756	Todco, Class A Shares *	990,863
35,294	Veritas DGC Inc. *	1,292,466

	Total Energy Equipment & Services	7,111,212

Oil, Gas & Consumable Fuels — 3.8%
8,977	Cabot Oil & Gas Corp.	453,428
27,031	Cimarex Energy Co. (a)*	1,225,315
7,187	Forest Oil Corp. *	374,443
121,089	Meridian Resource Corp. (a)*	504,941
11,153	Overseas Shipholding Group Inc. (a)	650,554
25,412	Remington Oil & Gas Corp. *	1,054,598
24,729	Spinnaker Exploration Co. (a)	1,599,719
32,300	St Mary Land & Exploration Co. (a)	1,182,180
10,822	Stone Energy Corp. (a)*	660,575
20,028	Swift Energy Co. *	916,281

	Total Oil, Gas & Consumable Fuels	8,622,034

	TOTAL ENERGY	15,733,246

See Notes to Schedule of Investments. 2

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

FINANCIALS — 20.8% Capital Markets — 1.4%

57,425	Apollo Investment Corp. (a)	$1,137,015
16,957	Gladstone Capital Corp. (a)	382,380
19,876	Investment Technology Group Inc. (a)*	588,330
60,085	MCG Capital Corp. (a)	1,013,634

	Total Capital Markets	3,121,359

Commercial Banks — 7.3%
34,038	CVB Financial Corp. (a)	633,107
57,290	First Bancorp	969,347
16,132	First Charter Corp.	394,911
13,818	First Community Bancorp of California	660,915
15,741	First Merchants Corp. (a)	406,590
28,956	First Republic Bank	1,020,120
35,311	Glacier Bancorp Inc	1,090,051
56,354	Hanmi Financial Corp.	1,011,554
14,120	Independent Bank Corp. (a)	428,966
11,290	Mercantile Bank Corp.	483,099
12,692	PrivateBancorp Inc. (a)	435,082
12,905	Prosperity Bancshares Inc. (a)	390,376
14,972	Provident Bankshares Corp.	520,726
34,494	Southwest Bancorp of Oklahoma Inc.	757,833
41,700	Sterling Bancshares of Texas Inc.	613,407
46,208	Sterling Financial Corp. of Spokane (a)	1,041,990
15,948	Susquehanna Bancshares Inc. (a)	383,390
30,780	SVB Financial Group *	1,497,139
51,800	Trustco Bk Corp N Y (a)	649,054
16,612	Umb Finl Corp. (a)	1,091,076
32,651	Wesbanco Inc. (a)	897,903
63,763	Wilshire Bancorp Inc. (a)	975,574
6,189	Wintrust Financial Corp. (a)	311,059

	Total Commercial Banks	16,663,269

Consumer Finance — 0.2%
23,900	ACE Cash Express Inc. (a)*	466,289

Insurance — 2.9%
19,832	American Physicians Capital Inc. (a)*	974,346
17,124	FPIC Insurance Group Inc. *	616,293
42,533	Horace Mann Educators Corp. (a)	841,303
24,569	Infinity Property & Casualty Corp. (a)	862,126
13,367	LandAmerica Financial Group Inc. (a)	864,176
48,809	Ohio Casualty Corp.	1,323,700
10,616	ProAssurance Corp. (a)*	495,449
14,212	Stewart Information Services Corp. (a)	727,654

	Total Insurance	6,705,047

Real Estate — 6.6%
12,101	Alexandria Real Estate Equities Inc.	1,000,632
45,377	Anthracite Capital Inc.	525,466
33,655	Ashford Hospitality Trust Inc. (a)	362,128
18,932	Capital Automotive Real Estate Investment Trust	732,858
28,193	Colonial Properties Trust (a)	1,254,025
34,135	Commercial Net Lease Realty Inc. (a)	682,700
50,631	Digital Realty Trust Inc.	911,358
13,890	Entertainment Properties Trust	619,911
90,890	Equity Inns Inc.	1,227,015
31,441	Jones Lang LaSalle Inc.	1,448,172
31,948	LaSalle Hotel Properties (a)	1,100,609
120,081	MeriStar Hospitality Corp. (a)*	1,096,339
24,507	Pennsylvania Real Estate Investment Trust (a)	1,033,705
10,290	Sovran Self Storage Inc. (a)	503,695
See Notes to Schedule of Investments. 3

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Real Estate — 6.6% (continued)

39,695	Sunstone Hotel Investors Inc. (a)	$968,161
16,990	Tanger Factory Outlet Centers Inc. (a)	472,492
49,661	Trammell Crow Co. *	1,225,633

	Total Real Estate	15,164,899

Thrifts & Mortgage Finance — 2.4%
36,087	Anchor BanCorp Wisconsin Inc. (a)	1,063,845
18,880	Corus Bankshares Inc. (a)	1,035,191
10,938	Downey Financial Corp. (a)	666,124
83,166	First Niagara Financial Group Inc. (a)	1,200,917
28,165	TierOne Corp.	741,021
12,816	WSFS Financial Corp.	754,734

	Total Thrifts & Mortgage Finance	5,461,832

	TOTAL FINANCIALS	47,582,695

HEALTH CARE — 12.6% Biotechnology — 3.7%
21,700	Albany Molecular Research Inc. (a)*	264,306
31,773	Alkermes Inc. (a)*	533,786
31,859	Applera Corp. - Celera Genomics Group *	386,450
68,100	Arqule Inc *	533,223
38,300	Cubist Pharmaceuticals Inc. (a)*	824,982
78,651	CuraGen Corp. (a)*	389,322
104,353	Isis Pharmaceuticals Inc. (a)*	526,983
5,745	Kos Pharmaceuticals Inc. (a)*	384,513
54,000	Luminex Corp (a)*	542,160
27,700	Pharmion Corp. (a)*	604,137
42,441	Regeneron Pharmaceuticals Inc Com (a)*	402,765
121,711	SciClone Pharmaceuticals Inc. (a)*	686,450
60,772	Tanox Inc. (a)*	890,310
15,032	Techne Corp. (a)*	856,523
9,811	United Therapeutics Corp. (a)*	684,808

	Total Biotechnology	8,510,718

Health Care Equipment & Supplies — 4.1%
19,946	Biosite Inc. (a)*	1,233,860
39,507	Greatbatch Inc. (a)*	1,084,072
27,182	Hologic Inc. *	1,569,761
13,059	Inverness Medical Innovations Inc. (a)*	346,455
27,001	Mentor Corp (a)	1,485,325
39,380	STERIS Corp. (a)	936,850
73,273	Thoratec Corp. (a)*	1,301,328
35,199	TriPath Imaging Inc. *	248,505
48,945	Viasys Healthcare Inc. *	1,223,136

	Total Health Care Equipment & Supplies	9,429,292

Health Care Providers & Services — 3.3%
27,293	Amedisys Inc. (a)*	1,064,427
9,642	Cerner Corp. (a)*	838,179
46,350	Dendrite International Inc. (a)*	931,171
23,520	Genesis HealthCare Corp. (a)*	948,326
21,320	LifePoint Hospitals Inc. (a)*	932,324
45,012	Odyssey Healthcare Inc. (a)*	763,854
30,639	Per-Se Technologies Inc. (a)*	633,002
52,311	Res-Care Inc. *	805,066
14,041	United Surgical Partners International Inc. (a)	549,144

	Total Health Care Providers & Services	7,465,493

Pharmaceuticals — 1.5%
61,100	Alpharma Inc., Class A Shares (a)	1,519,557
50,183	First Horizon Pharmaceutical Corp. (a)*	997,136
See Notes to Schedule of Investments. 4

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Pharmaceuticals — 1.5% (continued)
47,500	Salix Pharmaceuticals Ltd. (a)*	$1,009,375

	Total Pharmaceuticals	3,526,068

	TOTAL HEALTH CARE	28,931,571

INDUSTRIALS — 14.8% Aerospace & Defense — 1.9%
23,095	Armor Holdings Inc. (a)*	993,316
59,004	BE Aerospace Inc *	977,696
22,678	Ceradyne Inc. (a)*	831,829
3,761	Curtiss-Wright Corp.	232,091
13,940	DRS Technologies Inc. (a)	688,079
4,489	Herley Industries Inc. (a)*	83,630
21,655	Mercury Computer Systems Inc. (a)*	568,444

	Total Aerospace & Defense	4,375,085

Airlines — 1.2%
26,035	Alaska Air Group Inc. (a)*	756,577
52,697	Pinnacle Airlines Corp. (a)*	342,531
34,100	Republic Airways Holdings Inc. *	487,971
45,800	SkyWest Inc.	1,228,356

	Total Airlines	2,815,435

Building Products — 0.8%
50,687	Apogee Enterprises Inc.	866,748
41,000	Griffon Corp. (a)*	1,008,600

	Total Building Products	1,875,348

Commercial Services & Supplies — 3.5%
50,400	American Ecology Corp. (a)	988,848
24,236	Asset Acceptance Capital Corp. (a)*	726,353
23,509	FTI Consulting Inc. (a)*	593,837
23,398	John H. Harland Co.	1,038,871
41,046	Kforce Inc. (a)*	422,774
39,000	Phh Corp. *	1,070,940
15,647	Portfolio Recovery Associates Inc. (a)*	675,637
2,320	Providence Service Corp. *	70,969
36,700	Resources Connection Inc. *	1,087,421
91,591	Sirva Inc. (a)*	683,269
35,102	SOURCECORP Inc. *	752,587

	Total Commercial Services & Supplies	8,111,506

Construction & Engineering — 1.1%
18,143	Granite Construction Inc. (a)	693,788
42,819	Perini Corp. (a)*	779,306
23,000	URS Corp. *	928,970

	Total Construction & Engineering	2,402,064

Electrical Equipment — 1.5%
57,157	General Cable Corp. (a)*	960,238
31,651	Genlyte Group Inc. *	1,521,780
30,090	Regal-Beloit Corp. (a)	976,119

	Total Electrical Equipment	3,458,137

Machinery — 3.3%
62,700	AGCO Corp. (a)*	1,141,140
17,953	Astec Industries Inc. (a)*	509,686
9,824	ESCO Technologies Inc. *	491,888
25,299	Gardner Denver Inc. (a)*	1,128,335
34,821	Joy Global Inc.	1,757,068
31,244	Lincoln Electric Holdings Inc. (a)	1,231,013
46,500	Wabtec Corp.	1,268,520

	Total Machinery	7,527,650

See Notes to Schedule of Investments. 5

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Road & Rail — 0.9%
11,722	Arkansas Best Corp. (a)	$408,746
31,400	Genesee & Wyoming Inc. *	995,380
22,676	Marten Transport Ltd. *	573,703

	Total Road & Rail	1,977,829

Trading Companies & Distributors — 0.6%
32,500	GATX Corp. (a)	1,285,375

	TOTAL INDUSTRIALS	33,828,429

INFORMATION TECHNOLOGY — 17.7% Communications Equipment — 2.6%
45,921	ADTRAN Inc.	1,446,512
41,605	Arris Group Inc. *	493,435
37,354	Avocent Corp. (a)*	1,181,881
36,300	CommScope Inc. (a)*	629,442
99,429	Powerwave Technologies Inc. (a)*	1,291,583
13,940	SafeNet Inc. (a)*	506,161
34,386	SeaChange International Inc. (a)*	218,695
4,448	ViaSat Inc. (a)*	114,091

	Total Communications Equipment	5,881,800

Computers & Peripherals — 1.9%
53,000	Electronics for Imaging Inc. (a)*	1,215,820
41,560	Emulex Corp. (a)*	839,927
72,588	Hypercom Corp. (a)*	473,274
14,795	Imation Corp.	634,262
123,136	Mcdata Corp., Class A Shares (a)*	645,233
37,536	Presstek Inc. (a)*	487,217

	Total Computers & Peripherals	4,295,733

Electronic Equipment & Instruments — 1.7%
23,471	Agilysys Inc.	395,252
66,505	Brightpoint Inc. (a)*	1,272,906
34,981	FARO Technologies Inc. (a)*	681,780
18,085	Paxar Corp. (a)*	304,732
47,700	Plexus Corp. *	815,193
7,533	ScanSource Inc. (a)*	367,158

	Total Electronic Equipment & Instruments	3,837,021

Internet Software & Services — 2.3%
91,937	CNET Networks Inc. (a)*	1,247,585
48,386	CyberSource Corp. (a)*	318,380
12,747	Digital River Inc. (a)*	444,233
45,317	Digitas Inc. *	514,801
80,691	SonicWALL Inc. (a)*	512,388
25,896	United Online Inc. (a)	358,659
57,119	ValueClick Inc. (a)*	976,164
33,864	WebEx Communications Inc. *	830,007

	Total Internet Software & Services	5,202,217

IT Services — 1.5%
36,400	CSG Systems International Inc. *	790,244
29,139	Forrester Research Inc. *	606,674
17,383	iPayment Holdings Inc. *	657,772
20,273	SRA International Inc., Class A Shares (a)*	719,286
31,615	TNS Inc. *	766,664

	Total IT Services	3,540,640

Semiconductors & Semiconductor Equipment — 4.4%
15,871	ADE Corp. (a)*	356,780
33,432	Cohu Inc. (a)	790,667
47,800	Credence Systems Corp. (a)*	381,444
34,063	Cymer Inc. (a)*	1,066,853
See Notes to Schedule of Investments. 6

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 4.4% (continued)
19,625	Genesis Microchip Inc. (a)*	$430,769
47,400	Micrel Inc. (a)*	532,302
44,261	Microsemi Corp. (a)*	1,130,426
60,435	Microtune Inc. (a)*	376,510
42,300	MKS Instruments Inc. (a)*	728,829
47,269	Photronics Inc. (a)*	917,019
18,834	Portalplayer Inc. (a)*	516,617
33,396	Silicon Image Inc. (a)*	296,890
81,742	Skyworks Solutions Inc. (a)*	573,829
25,380	Supertex Inc. *	761,146
8,107	Varian Semiconductor Equipment Associates Inc. (a)*	343,493
71,266	Zoran Corp. *	1,019,104

	Total Semiconductors & Semiconductor Equipment	10,222,678

Software — 3.3%
15,054	Blackboard Inc. *	376,500
12,134	CCC Information Services Group Inc. (a)*	317,061
14,980	EPIQ Systems Inc. (a)*	326,864
28,129	FileNet Corp. *	784,799
80,867	Intervoice Inc. (a)*	728,612
17,681	MICROS Systems Inc. (a)*	773,544
112,552	Parametric Technology Corp. (a)*	784,487
11,819	Progress Software Corp. *	375,490
981,378	Storagenetworks Inc. (a)(b)*	1
58,276	THQ Inc. (a)*	1,242,444
42,219	Transaction Systems Architects Inc., Class A Shares *	1,175,799
15,293	Ulticom Inc. *	168,682
21,271	Witness Systems Inc. (a)*	444,351

	Total Software	7,498,634

	TOTAL INFORMATION TECHNOLOGY	40,478,723

MATERIALS — 4.3% Chemicals — 1.3%
25,801	Albemarle Corp. (a)	972,698
7,786	FMC Corp. (a)*	445,515
32,795	H.B. Fuller Co.	1,019,268
23,546	OM Group Inc. (a)*	473,981

	Total Chemicals	2,911,462

Construction Materials — 0.9%
10,427	Eagle Materials Inc. (a)	1,265,525
23,485	Headwaters Inc. (a)*	878,339

	Total Construction Materials	2,143,864

Containers & Packaging — 0.5%
41,238	Crown Holdings Inc. *	657,334
12,670	Silgan Holdings Inc.	421,404

	Total Containers & Packaging	1,078,738

Metals & Mining — 1.3%
50,375	Allegheny Technologies Inc. (a)	1,560,617
5,557	Quanex Corp.	367,985
20,897	Reliance Steel & Aluminum Co. (a)	1,106,078

	Total Metals & Mining	3,034,680

Paper & Forest Products — 0.3%
50,727	Glatfelter (a)	714,744

	TOTAL MATERIALS	9,883,488

TELECOMMUNICATION SERVICES — 1.6% Diversified Telecommunication Services — 1.2%
173,022	Cincinnati Bell Inc. *	763,027
77,777	Premiere Global Services Inc. (a)*	636,216
See Notes to Schedule of Investments. 7

SMITH BARNEY SMALL CAP CORE FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Diversified Telecommunication Services — 1.2% (continued)

43,221	Rcn Corp.*	$917,150
53,569	Time Warner Telecom Inc., Class A Shares (a)*	417,838

	Total Diversified Telecommunication Services	2,734,231

Wireless Telecommunication Services — 0.4%
60,478	Price Communications Corp. (a)*	994,863

	TOTAL TELECOMMUNICATION SERVICES	3,729,094

UTILITIES — 2.7% Electric Utilities — 0.3%
42,123	Sierra Pacific Resources (a)*	625,527

Gas Utilities — 0.9%
38,136	Energen Corp.	1,649,763
16,992	South Jersey Industries Inc.	495,147
3,000	Southern Union Co. *	77,310

	Total Gas Utilities	2,222,220

Independent Power Producers & Energy Traders — 0.4%
20,100	Black Hills Corp. (a)	871,737

Multi-Utilities — 1.1%
24,681	Avista Corp.	478,811
36,249	NorthWestern Corp.	1,094,357
31,283	PNM Resources Inc.	896,884

	Total Multi-Utilities	2,470,052

	TOTAL UTILITIES	6,189,536

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $188,722,381)	225,543,649

FACE AMOUNT

SHORT-TERM INVESTMENTS — 27.5% Repurchase Agreement — 2.2%
$5,009,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity - $5,010,607; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 8.875% due 10/15/05 to 8/6/38; Market value - $5,109,182) (d) (Cost — $5,009,000)	5,009,000

U.S. Government Obligation — 0.1%
250,000	U.S. Treasury Bills, 3.400% due 12/15/05 (c) (Cost — $248,289)	248,363

SHARES

Securities Purchased from Securities Lending Collateral — 25.2%
57,707,941	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $57,707,941)	57,707,941

	TOTAL SHORT-TERM INVESTMENTS (Cost — $62,965,230)	62,965,304

	TOTAL INVESTMENTS — 126.0% (Cost — $251,687,611#)	288,508,953
	Liabilities in Excess of Other Assets — (26.0)%	(59,459,101)

	TOTAL NET ASSETS — 100.0%	$229,049,852

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Notes 1 and 2).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	All or a portion of this security is segregated for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments. 8

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Core Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,624,311
Gross unrealized depreciation	(5,802,969)

Net unrealized appreciation	$36,821,342

At September 30, 2005, the Fund loaned securities having a market value of $56,716,693. The Fund received cash collateral amounting to $57,707,941 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Buy: Russell 2000 Index	10	12/05	$3,351,080	$3,360,500	$9,420

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Small Cap Core Fund, Inc.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: November 29, 2005